Intangible Assets And Goodwill - Summary of Net Change in Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Beginning balance	$ 314,923	$ 241,371
Additions from acquisitions of subsidiaries	1,232,468	75,158
Disposal of consolidated entity		(2,259)
Exchange differences	(3,336)	653
Ending balance	$ 1,544,055	$ 314,923